Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUES	$ 1,596,129		$ 18,152,113		$ 21,773,829		$ 54,152,621		$ 69,408,319	$ 79,674,879
COST OF REVENUES	(1,379,123)		(18,004,280)		(21,048,586)		(53,700,540)		(68,885,035)	(79,198,691)
GROSS PROFIT	217,006		147,833		725,243		452,081		523,284	476,188
SELLING	(292,253)		(1,174,925)		(1,564,596)		(3,734,255)		(4,721,723)	(6,282,465)
GENERAL AND ADMINISTRATIVE	(1,113,805)		(1,369,369)		(3,137,094)		(3,035,688)		(4,670,030)	(2,819,811)
RESEARCH AND DEVELOPMENT	(181,502)		(105,961)		(402,130)		(403,191)		(549,065)	(266,716)
STOCK-BASED COMPENSATION			(380,000)				(819,332)		(819,332)	(1,283,994)
TOTAL OPERATING EXPENSES	(1,587,560)		(3,030,255)		(5,103,820)		(7,992,466)		(10,760,150)	(10,652,986)
LOSS FROM OPERATIONS	(1,370,554)		(2,882,422)		(4,378,577)		(7,540,385)		(10,236,866)	(10,176,798)
OTHER (EXPENSE) INCOME
Other (expense) income, net	6,516		1,329		(190,805)		37,695		(7,937)	54,854
Interest expense	(2,572)		(8,220)		(72,014)		(50,060)		(95,242)	(341,609)
Unrealized holding loss on marketable securities	(346,705)				(699,140)
Other income from software developing service, net of cost					675,131
Amortization of debt discount			(25,255)		(358,284)		(1,023,331)		(1,290,050)	(1,266,861)
TOTAL OTHER EXPENSE, NET	(342,761)		(32,146)		(645,112)		(1,035,696)		(1,393,229)	(1,553,616)
LOSS BEFORE INCOME TAXES	(1,713,315)		(2,914,568)		(5,023,689)		(8,576,081)		(11,630,095)	(11,730,414)
PROVISION FOR INCOME TAXES			(11,500)		(20,852)		(34,500)		(97,616)	(15,600)
NET LOSS	(1,713,315)		(2,926,068)		(5,044,541)		(8,610,581)		(11,727,711)	(11,746,014)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(5,293)		(24,621)		(5,250)		(109,899)		(271,141)	154,104
COMPREHENSIVE LOSS	$ (1,718,608)		$ (2,950,689)		$ (5,049,791)		$ (8,720,480)		$ (11,998,852)	$ (11,591,910)
LOSS PER SHARE
Basic LOSS PER SHARE (in Dollars per share)	$ (2.32)	[1]	$ (11.83)	[1]	$ (14.65)	[1]	$ (0.53)	[1]	$ (0.7)	$ (1.12)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic (in Shares)	738,285	[1]	247,427	[1]	344,291	[1]	230,918	[1]	16,691,956	10,469,396

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024